Cash used in operations	6 Months Ended
Dec. 31, 2024
Cash used in operations
Cash used in operations

28Cash used in operations

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
(Loss)/profit before income tax	(34,517)	27,219	(32,889)	(5,585)
Adjustments for:
Depreciation	4,293	4,153	8,549	8,255
Amortization	49,423	50,495	102,693	97,340
Profit on disposal of intangible assets	(839)	(399)	(36,391)	(29,880)
Net finance costs	37,563	275	28,967	34,894
Non-cash employee benefit expense - equity-settled share-based payments	421	736	797	1,476
Foreign exchange losses/(gains) on operating activities	562	619	(152)	477
Reclassified from hedging reserve	184	250	2,943	(2)
Changes in working capital:
Inventories	(982)	1,022	(9,880)	(859)
Prepayments	8,685	9,286	(9,413)	(10,833)
Contract assets – accrued revenue	(14,088)	(14,476)	(20,069)	(18,487)
Trade receivables	(35,013)	(39,110)	(49,243)	(44,355)
Other receivables	140	9,612	713	7,863
Contract liabilities – deferred revenue	(62,241)	(64,780)	(34,105)	(18,581)
Trade and other payables	(9,386)	(23,602)	14,920	(31,839)
Provisions	(12)	688	(39)	(2,025)
Cash used in operations	(55,807)	(38,012)	(32,599)	(12,141)